Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited - Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Cash flows from operating activities
Net (loss) income for the year	¥ 248,903	$ 36,442	¥ 191,809	¥ 2,916
Share-based compensation	29,061	4,255		95,070
Investment income	(19,226)	(2,815)	(13,406)
Adjustments to reconcile net cash flows from operating activities:
Other receivables, deposits and other assets	(13,948)	(2,042)	(1,180)	(2,253)
Accrued expenses and other current liabilities	50,920	7,455	69,105	25,122
Net cash provided by operating activities	554,216	81,145	464,919	360,658
Cash flows from investing activities
Purchase of long-term investments	(190,920)	(27,953)
Net cash used in investing activities	(472,460)	(69,174)	(55,725)	32,086
Cash flows from financing activities
Proceeds from initial public offering			1,147,886
Proceeds from follow-on offering	1,151,702	168,624
Repurchase of ordinary shares	(108,938)	(15,950)
Net cash (used in)/provided by financing activities	1,092,604	159,971	1,161,511	(274,541)
Cash and cash equivalents at beginning of the year	1,883,000		356,018
Effect of exchange rate changes on cash and cash equivalents	93,059	13,625	(36,494)
Cash and cash equivalents at end of the year	3,153,852	461,765	1,883,000	356,018
Bright Scholar Education Holdings Limited
Cash flows from operating activities
Net (loss) income for the year	246,969	36,159	172,050	(36,374)
Share-based compensation	29,061	4,255
Investment income	0	0	0	0
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	(258,932)	(37,911)	(176,563)	¥ 36,374
Other receivables, deposits and other assets	(2,131)	(312)	(399)
Accrued expenses and other current liabilities	903	132
Other non-current assets and liabilities	4,654	681
Amounts due from related parties	(378,388)	(55,401)	(14,727)
Net cash provided by operating activities	(357,864)	(52,397)	(19,639)
Cash flows from investing activities
Purchase of long-term investments	(190,920)	(27,953)
Net cash used in investing activities	(190,920)	(27,953)
Cash flows from financing activities
Proceeds from initial public offering			1,151,112
Proceeds from follow-on offering	1,151,702	168,624
Repurchase of ordinary shares	(108,938)	(15,950)
Net cash (used in)/provided by financing activities	1,042,764	152,674	1,151,112
Net change in cash and cash equivalents	493,980	72,324	1,131,473
Cash and cash equivalents at beginning of the year	1,094,979	160,319
Effect of exchange rate changes on cash and cash equivalents	113,845	16,669	(36,494)
Cash and cash equivalents at end of the year	¥ 1,702,804	$ 249,312	¥ 1,094,979